Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015

Numerator:
Net income (loss)	$(251,993)	$236,506	$(3,919,453)
Net income attributable to noncontrolling interest	(3,687)	(3,974)	(3,934)

Net income (loss) attributable to Intelsat S.A.	(255,680)	232,532	(3,923,387)
Less: Preferred Shares dividends declared	(10,196)	(9,917)	(9,919)

Net income (loss) attributable to common shareholders	$(265,876)	$222,615	(3,933,306)
Numerator for Basic EPS - income/ (loss) available to common shareholders	$(265,876)	$222,615	(3,933,306)
Dilutive effect of Preferred shares	—	9,917	—
Numerator for Diluted EPS	$(265,876)	$232,532	(3,933,306)

Denominator:
Basic weighted average shares outstanding (in millions)	98.5	106.5	107.2
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	—	9.6	—
Employee compensation related shares including options and restricted stock units (in millions)	—	0.6	—

Diluted weighted average shares outstanding (in millions)	98.5	116.7	107.2

Basic net income (loss) per common share attributable to Intelsat S.A.	$(2.70)	$2.09	$(36.68)

Diluted net income (loss) per common share attributable to Intelsat S.A.	$(2.70)	$1.99	$(36.68)